Leases - Gross Investment in Lease, Unearned Finance Income, Present Value of Minimum Lease Payments Receivable and Unguaranteed Residual Values Under Finance Leases (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		¥ 335,168	¥ 385,099
Unearned finance income		75,558	81,841
Present value of the minimum lease payments receivable	[1]	259,610	303,258
Unguaranteed residual values	[1]	14,933	18,218
Not later than one year [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		63,356	107,149
Unearned finance income		12,576	16,623
Present value of the minimum lease payments receivable	[1]	50,780	90,526
Unguaranteed residual values	[1]	288	5,919
Later than one year and not later than two years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		70,863	34,536
Unearned finance income		8,757	7,615
Present value of the minimum lease payments receivable	[1]	62,106	26,921
Unguaranteed residual values	[1]	1,763	620
Later than two years and not later than three years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		31,391	50,980
Unearned finance income		7,393	8,324
Present value of the minimum lease payments receivable	[1]	23,998	42,656
Unguaranteed residual values	[1]	3,158	1,744
Later than three years and not later than four years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		45,514	13,410
Unearned finance income		5,233	5,426
Present value of the minimum lease payments receivable	[1]	40,281	7,984
Unguaranteed residual values	[1]	5,649	4,845
Later than four years and not later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		9,780	53,161
Unearned finance income		4,020	6,115
Present value of the minimum lease payments receivable	[1]	5,760	47,046
Unguaranteed residual values	[1]		4,615
Later than five years [member]
Disclosure of finance lease and operating lease by lessor [line items]
Gross investment in the lease		114,264	125,863
Unearned finance income		37,579	37,738
Present value of the minimum lease payments receivable	[1]	76,685	88,125
Unguaranteed residual values	[1]	¥ 4,075	¥ 475

[1]	Discounted lease payments and unguaranteed residual values are included in “Loans and advances” in the consolidated statements of financial position.